RECEIVABLES FROM FUNDING ARRANGEMENT	12 Months Ended
Dec. 31, 2011
RECEIVABLES FROM FUNDING ARRANGEMENT [Abstract]
RECEIVABLES FROM FUNDING ARRANGEMENT
NOTE 8:-	RECEIVABLES FROM FUNDING ARRANGEMENT

As of December 31, 2010, the total proceeds of $ 5,000 from the Company's research and development funding arrangement (see also Notes 1d and 12) were not yet received by the Company. These proceeds were received on January 17, 2011.